United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Asset Allocation Fund
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/2011

Date of Reporting Period:  Quarter ended 02/28/11

Item 1.                      Schedule of Investments

Federated Asset Allocation Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 39.4%
		Consumer Discretionary – 6.5%
2,600	[1]	Aeropostale, Inc.	67,444
5,000		Autoliv, Inc.	374,450
900	[1]	AutoZone, Inc.	232,155
4,300	[1]	Bed Bath & Beyond, Inc.	207,045
1,800		Best Buy Co., Inc.	58,032
1,800	[1]	BorgWarner, Inc.	139,698
200	[1]	Chipotle Mexican Grill, Inc.	49,000
1,600		Coach, Inc.	87,872
13,200	[1]	DIRECTV- CLASS A	606,804
29,370	[1]	Federal-Mogul Corp., Class A	617,064
3,600		Foot Locker, Inc.	71,532
18,700	[1]	Ford Motor Co.	281,435
3,800		Gannett Co., Inc.	62,738
19,100		Home Depot, Inc.	715,677
900	[1]	ITT Educational Services, Inc.	68,265
19,300		Johnson Controls, Inc.	787,440
60,100		KB HOME	796,325
5,300	[1]	Kohl's Corp.	285,617
4,300	[1]	Lear Corp.	454,940
33,800		Lennar Corp., Class A	681,408
7,200	[1]	Liberty Media-Starz Series A	505,440
28,200		Lowe's Cos., Inc.	737,994
2,900		Macy's, Inc.	69,310
19,774		McDonald's Corp.	1,496,496
13,600		McGraw-Hill Cos., Inc.	526,048
26,500	[1]	Meritage Corp.	683,965
1,200	[1]	NVR, Inc.	873,432
300	[1]	NetFlix, Inc.	62,001
3,100		Nike, Inc., Class B	275,993
13,100		Omnicom Group, Inc.	666,790
4,100		PetSmart, Inc.	167,567
100		Polo Ralph Lauren Corp., Class A	12,671
8,100		Ross Stores, Inc.	583,524
16,300		Service Corp. International	177,670
28,400	[1]	Sirius XM Radio, Inc.	51,404
10,500		Starwood Hotels & Resorts	641,550
13,700		TJX Cos., Inc.	683,219
7,500	[1]	TRW Automotive Holdings Corp.	426,000
400	[1]	Tempur-Pedic International, Inc.	18,776
4,581		Time Warner Cable, Inc.	330,657
1,800		Time Warner, Inc.	68,760
44,200	[1]	Toll Brothers, Inc.	939,692
2,100		Tractor Supply Co.	109,347
3,400		V.F. Corp.	325,278
100		Whirlpool Corp.	8,250

Shares or Principal Amount			Value in U.S. Dollars
1,700		Williams-Sonoma, Inc.	61,353
20,200		Wyndham Worldwide Corp.	631,856
500		Wynn Resorts Ltd.	61,465
		TOTAL	17,841,449
		Consumer Staples – 2.6%
26,200		Altria Group, Inc.	664,694
1,000		Brown-Forman Corp., Class B	69,150
25,557	[1]	Coca-Cola Enterprises, Inc.	672,149
1,100	[1]	Constellation Brands, Inc., Class A	22,352
8,500		Del Monte Foods Co.	160,905
6,500		Dr. Pepper Snapple Group, Inc.	234,390
8,200		General Mills, Inc.	304,548
2,600		Hormel Foods Corp.	71,240
12,800		Molson Coors Brewing Co., Class B	585,344
11,352		Nestle SA	642,439
2,300		PepsiCo, Inc.	145,866
21,900		Philip Morris International, Inc.	1,374,882
3,100		Procter & Gamble Co.	195,455
32,058		The Coca-Cola Co.	2,049,148
		TOTAL	7,192,562
		Energy – 6.2%
3,800		Anadarko Petroleum Corp.	310,954
7,600		Baker Hughes, Inc.	539,980
24,419		Chevron Corp.	2,533,471
2,100		Cimarex Energy Co.	243,873
6,300	[1]	Concho Resources, Inc	671,076
24,000		ConocoPhillips	1,868,880
4,914	[1]	Continental Resources, Inc	341,670
9,100		Devon Energy Corp.	832,104
2,800		EOG Resources, Inc.	314,468
28,400		Exxon Mobil Corp.	2,429,052
18,400	[1]	Frontier Oil Corp.	513,360
5,300		Helmerich & Payne, Inc.	344,447
17,100	[1]	McDermott International, Inc.	392,445
8,300		Murphy Oil Corp.	610,299
27	[1]	NRG Energy, Inc.	540
11,600	[1]	Newfield Exploration Co.	844,364
9,800		Occidental Petroleum Corp.	999,306
1,300	[1]	Oceaneering International, Inc.	108,719
2,800	[1]	Oil States International, Inc.	203,812
2,100		Peabody Energy Corp.	137,529
5,700		Pioneer Natural Resources, Inc.	583,338
7,019		QEP Resources, Inc.	277,602
3,600	[1]	SEACOR Holdings, Inc.	341,172
4,540		Schlumberger Ltd.	424,127
3,100		Sunoco, Inc.	129,766
44,055	[1]	Weatherford International Ltd.	1,065,250
		TOTAL	17,061,604

Shares or Principal Amount			Value in U.S. Dollars
		Financials – 6.8%
1,900		Alexandria Real Estate Equities, Inc.	152,380
4,856		Allied World Assurance Co. Holdings, Ltd.	299,664
7,800		American Express Co.	339,846
1,900		American Financial Group, Inc., Ohio	65,797
1,600	[1]	American International Group, Inc.	59,296
12,000		Ameriprise Financial, Inc.	759,840
26,700		Annaly Capital Management, Inc.	478,731
2,400		Avalonbay Communities, Inc.	290,472
80,100		Bank of America Corp.	1,144,629
7,671	[1]	Berkshire Hathaway, Inc. — Class B	669,525
3,000		Blackrock, Inc.	611,970
4,800		Boston Properties, Inc.	460,416
1,300		Capital One Financial Corp.	64,701
12,200		Chubb Corp.	740,296
140,200	[1]	Citigroup, Inc.	656,136
7,400		Digital Realty Trust, Inc.	435,268
15,700		Eaton Vance Corp.	491,410
2,600		Goldman Sachs Group, Inc.	425,828
3,593		HCP, Inc.	136,534
2,200		Hartford Financial Services Group, Inc.	65,120
7,700		Host Hotels & Resorts, Inc.	141,680
34,578	[1]	Interactive Brokers Group, Inc., Class A	534,230
30,480		JPMorgan Chase & Co.	1,423,111
5,900		Legg Mason, Inc.	213,875
11,200		Lincoln National Corp.	355,264
12,100		MetLife, Inc.	573,056
6,100	[1]	NASDAQ Stock Market, Inc.	174,521
4,500		Plum Creek Timber Co., Inc.	188,820
21,100		Protective Life Corp.	599,873
2,300		Prudential Financial	151,409
11,101		Reinsurance Group of America, Inc.	670,389
26,100		SEI Investments Co.	600,561
4,100		Simon Property Group, Inc.	451,164
5,100		SunTrust Banks, Inc.	153,867
10,500		T. Rowe Price Group, Inc.	703,290
8,400		Taubman Centers, Inc.	466,032
14,200		The Travelers Cos, Inc.	851,006
10,200		Torchmark Corp.	665,550
8,026		U.S. Bancorp	222,561
9,800		Waddell & Reed Financial, Inc., Class A	395,724
25,600		Wells Fargo & Co.	825,856
		TOTAL	18,709,698
		Health Care – 3.3%
6,300		Allergan, Inc.	467,271
9,600		AmerisourceBergen Corp.	363,936
300		Baxter International, Inc.	15,945
600		Beckman Coulter, Inc.	49,878
1,300	[1]	Biogen Idec, Inc.	88,920
17,000		CIGNA Corp.	715,190

Shares or Principal Amount			Value in U.S. Dollars
22,393		Cardinal Health, Inc.	932,445
5,900	[1]	Celgene Corp.	313,290
9,500	[1]	Cephalon, Inc.	534,945
11,000	[1]	Community Health Systems, Inc.	449,570
1,100		Cooper Cos., Inc.	68,002
3,900		Covidien PLC	200,655
900	[1]	DaVita, Inc.	71,433
1,800	[1]	Endo Pharmaceuticals Holdings, Inc.	63,936
3,700	[1]	Express Scripts, Inc., Class A	208,014
12,300	[1]	Gilead Sciences, Inc.	479,454
38,100	[1]	Health Management Association, Class A	381,000
8,800	[1]	Humana, Inc.	572,088
1,200	[1]	Illumina, Inc.	83,280
1,667	[1]	Life Technologies, Inc.	88,968
1,800		Lilly (Eli) & Co.	62,208
1,908		McKesson HBOC, Inc.	151,266
1,000	[1]	Medco Health Solutions, Inc.	61,640
6,600		Medtronic, Inc.	263,472
4,584		Merck & Co., Inc.	149,301
25,100		Pfizer, Inc.	482,924
3,000		Shire PLC, ADR	255,030
5,900	[1]	United Therapeutics Corp.	397,837
11,235		UnitedHealth Group, Inc.	478,386
900	[1]	Varian Medical Systems, Inc.	62,352
6,600	[1]	Waters Corp.	548,130
		TOTAL	9,060,766
		Industrials – 3.8%
2,400		Boeing Co.	172,824
10,300		Caterpillar, Inc.	1,060,179
4,600	[1]	Copart, Inc.	193,246
1,628		Cummins, Inc.	164,623
8,900		Deere & Co.	802,335
8,800		Donaldson Co., Inc.	495,440
5,400		Fluor Corp.	382,104
97,600		General Electric Co.	2,041,792
4,500		Honeywell International, Inc.	260,595
2,400		Lockheed Martin Corp.	189,984
7,000		Northrop Grumman Corp.	466,760
5,200	[1]	OshKosh Truck Corp.	185,484
12,100		Pall Corp.	657,756
6,200		Parker-Hannifin Corp.	552,916
4,200		Precision Castparts Corp.	595,350
2,500		Timken Co.	121,800
1,000		Toro Co.	62,400
1,400	[1]	URS Corp.	65,142
13,900		United Technologies Corp.	1,161,206
5,000	[1]	Verisk Analytics, Inc.	161,750
4,600		W. W. Grainger, Inc.	612,766

Shares or Principal Amount			Value in U.S. Dollars
2,200	[1]	Waste Connections, Inc.	63,778
		TOTAL	10,470,230
		Information Technology – 7.8%
1,400		AVX Corp.	22,330
16,156		Accenture PLC	831,711
36,200	[1]	Advanced Micro Devices, Inc.	333,402
1,600	[1]	Agilent Technologies, Inc.	67,328
800	[1]	Alliance Data Systems Corp.	62,992
7,200		Analog Devices, Inc.	287,136
7,347	[1]	Apple, Inc.	2,595,034
11,900		Applied Materials, Inc.	195,517
21,400	[1]	Atmel Corp.	314,152
1,500	[1]	Autodesk, Inc.	63,075
23,181		Broadcom Corp.	955,521
8,400		Broadridge Financial Solutions	192,528
9,500		CA, Inc.	235,410
13,200	[1]	Cisco Systems, Inc.	244,992
44,200	[1]	Convergys Corp.	621,894
1,200		DST Systems, Inc.	61,200
19,700	[1]	EMC Corp. Mass	536,037
3,000	[1]	FIserv, Inc.	189,810
700	[1]	F5 Networks, Inc.	82,607
6,600		FactSet Research Systems	692,208
3,500	[1]	Fairchild Semiconductor International, Inc., Class A	61,635
1,300	[1]	Google, Inc.	797,420
24,800		Hewlett-Packard Co.	1,082,024
43,300		Intel Corp.	929,651
10,492		International Business Machines Corp.	1,698,445
8,582	[1]	Intuit, Inc.	451,241
4,200	[1]	Juniper Networks, Inc.	184,800
1,800	[1]	Lexmark International Group, Class A	67,554
91,618		Microsoft Corp.	2,435,206
3,300	[1]	NVIDIA Corp.	74,778
800		Nintendo Corp. Ltd.	234,053
33,000		Oracle Corp.	1,085,700
14,600	[1]	Qlogic Corp.	263,676
24,300		Qualcomm, Inc.	1,447,794
3,100	[1]	Sandisk Corp.	153,760
1,900	[1]	Skyworks Solutions, Inc.	68,286
10,700		Solera Holdings, Inc.	546,556
14,255	[1]	Teradata Corporation	681,674
11,900	[1]	Teradyne, Inc.	221,697
11,600		Texas Instruments, Inc.	413,076
1,203	[1]	VistaPrint NV	61,606
1,200	[1]	Western Digital Corp.	36,696
		TOTAL	21,582,212
		Materials – 1.5%
3,400		Agrium, Inc.	323,272
400		Airgas, Inc.	25,032

Shares or Principal Amount			Value in U.S. Dollars
3,600		Albemarle Corp.	207,216
8,000		Ball Corp.	288,800
2,000		CF Industries Holdings, Inc.	282,560
1,954		Domtar Corp.	170,779
2,400		Du Pont (E.I.) de Nemours & Co.	131,688
1,200		Eastman Chemical Co.	112,092
7,600		Freeport-McMoRan Copper & Gold, Inc.	402,420
1,700		Lubrizol Corp.	185,079
5,300		Monsanto Co.	381,017
800		Mosaic, Co./The	68,680
6,300		PPG Industries, Inc.	556,794
6,500		Sigma-Aldrich Corp.	415,285
11,361	[1]	Solutia, Inc.	263,689
1,384	[1]	Southern Copper Corp.	58,571
3,400		Steel Dynamics, Inc.	62,764
15,600	[1]	Stillwater Mining Co.	372,372
		TOTAL	4,308,110
		Utilities – 0.9%
7,000		CMS Energy Corp.	134,820
8,200		Entergy Corp.	583,840
1,600		FirstEnergy Corp.	61,280
13,500		NSTAR	609,525
1,900		Northeast Utilities Co.	64,676
1,100		ONEOK, Inc.	71,027
31,200		Questar Corp.	557,544
6,275		Southern Co.	239,140
1,100		Wisconsin Energy Corp.	65,120
		TOTAL	2,386,972
		TOTAL COMMON STOCKS (IDENTIFIED COST $95,923,360)	108,613,603
		Asset-Backed Securities – 1.3%
$5,653	[2,3]	125 Home Loan Owner Trust 1998-1A B1, 9.760%, 2/15/2029	4,692
500,000		Ally Master Owner Trust 2011-1 A1, Series 2011-1, 1.135%, 01/15/2016	500,843
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.742%, 2/10/2051	272,593
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, 5.886%, 11/15/2044	868,056
500,000		Ford Credit Floorplan Master Owner Trust 2011-1 , Series 2011-1, 0.861%, 02/15/2016	500,367
350,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.324%, 4/15/2041	385,904
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.461%, 2/12/2051	97,312
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, 5.485%, 03/12/2051	411,717
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	336,699
250,000		Morgan Stanley Capital, Inc. A4, 5.880%, 6/11/2049	271,948
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,428,169)	3,650,131
		Collateralized Mortgage Obligations – 1.1%
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	825,017
497,545	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1 A1, 3.156%, 7/10/2046	498,148
375,000	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1 A3, 4.205%, 9/01/2020	362,317
450,000		JP Morgan Chase Commercial Mortgage Securities 2007-C1 A4, 5.716%, 2/15/2051	483,581
591,724	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1 2010-C1 A1, 3.853%, 6/15/2043	610,082
100,000	[2,3]	Morgan Stanley Capital I 2011-C1 B, 5.257%, 9/15/2047	104,454

Shares or Principal Amount			Value in U.S. Dollars
$4,621	[2]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	3,895
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,855,132)	2,887,494
		Corporate Bonds – 6.1%
		Basic Industry - Chemicals – 0.1%
95,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	120,569
13,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	13,953
100,000		Praxair, Inc., 4.625%, 03/30/2015	108,707
50,000		RPM International, Inc., 6.500%, 02/15/2018	53,231
40,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	41,156
35,000		Rohm & Haas Co., 6.000%, 09/15/2017	38,933
		TOTAL	376,549
		Basic Industry - Metals & Mining – 0.3%
80,000		Alcan, Inc., 5.000%, 06/01/2015	87,130
70,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	75,317
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	112,481
10,000		BHP Finance (USA), Inc., Company Guarantee, 6.500%, 4/01/2019	11,838
200,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.950%, 4/01/2019	242,414
120,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	121,975
100,000	[2,3]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.500%, 11/16/2011	102,246
		TOTAL	753,401
		Basic Industry - Paper – 0.1%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	35,960
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	15
100,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	109,038
		TOTAL	145,013
		Capital Goods - Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	53,772
100,000		Boeing Co., 4.875%, 02/15/2020	107,243
25,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	26,488
		TOTAL	187,503
		Capital Goods - Diversified Manufacturing – 0.1%
20,000		Dover Corp., Note, 5.450%, 03/15/2018	22,215
70,000		Emerson Electric Co., 4.875%, 10/15/2019	75,075
68,000	[2,3]	Hutchison Whampoa International Ltd., 6.500%, 02/13/2013	73,974
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	111,086
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	77,175
		TOTAL	359,525
		Capital Goods - Environmental – 0.1%
110,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	119,215
25,000		Waste Management, Inc., 7.375%, 03/11/2019	30,213
		TOTAL	149,428
		Communications - Media & Cable – 0.2%
27,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 03/15/2013	30,645
100,000		Comcast Corp., 7.050%, 03/15/2033	111,851
100,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	114,449
120,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	126,759
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	24,662
50,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	62,995

Shares or Principal Amount			Value in U.S. Dollars
$50,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	55,209
		TOTAL	526,570
		Communications - Media Noncable – 0.0%
90,000		News America, Inc., 5.650%, 08/15/2020	99,080
		Communications - Telecom Wireless – 0.1%
130,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	178,452
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	100,205
20,000		Vodafone Group PLC, 5.350%, 02/27/2012	20,929
90,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	100,070
		TOTAL	399,656
		Communications - Telecom Wirelines – 0.2%
15,000		CenturyLink, Inc., Sr. Note, 6.150%, 09/15/2019	15,664
150,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	162,514
45,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	49,937
100,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	106,976
40,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.100%, 4/15/2018	45,353
50,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	57,405
		TOTAL	437,849
		Consumer Cyclical - Automotive – 0.0%
70,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	78,743
		Consumer Cyclical - Entertainment – 0.1%
280,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	298,690
		Consumer Cyclical - Lodging – 0.0%
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	53,312
		Consumer Cyclical - Retailers – 0.1%
168,839	[2,3]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 01/11/2027	165,444
60,000		Costco Wholesale Corp., 5.300%, 03/15/2012	62,991
20,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	20,075
70,000		Target Corp., Note, 5.875%, 07/15/2016	80,684
40,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.200%, 4/15/2038	44,385
		TOTAL	373,579
		Consumer Non-Cyclical - Food/Beverage – 0.3%
90,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	104,325
70,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	79,419
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	32,376
80,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	92,228
60,000		General Mills, Inc., Note, 5.700%, 02/15/2017	67,672
125,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	135,789
100,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	112,528
50,000		PepsiCo, Inc., 4.650%, 02/15/2013	53,438
30,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 08/15/2039	30,897
15,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	16,563
		TOTAL	725,235
		Consumer Non-Cyclical - Health Care – 0.1%
50,000		Boston Scientific Corp., 4.500%, 01/15/2015	51,569
50,000		Boston Scientific Corp., 6.000%, 01/15/2020	52,610
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 6/15/2019	24,185
75,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	83,292
		TOTAL	211,656

Shares or Principal Amount			Value in U.S. Dollars
		Consumer Non-Cyclical - Pharmaceuticals – 0.1%
$40,000		Abbott Laboratories, 5.150%, 11/30/2012	43,015
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	109,279
80,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	92,846
		TOTAL	245,140
		Consumer Non-Cyclical - Products – 0.0%
45,000		Philips Electronics NV, 5.750%, 03/11/2018	50,659
		Consumer Non-Cyclical - Supermarkets – 0.0%
25,000		Kroger Co., Bond, 6.900%, 04/15/2038	28,463
		Consumer Non-Cyclical - Tobacco – 0.0%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	91,038
		Energy - Independent – 0.1%
120,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	130,616
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	33,016
25,000		Pemex Project Funding Master, 5.750%, 12/15/2015	27,109
80,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 03/15/2015	84,571
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	24,906
		TOTAL	300,218
		Energy - Integrated – 0.1%
60,000		Conoco, Inc., Sr. Unsecd. Note, 6.95%, 4/15/2029	72,475
100,000		ConocoPhillips Australia Funding Co., 5.500%, 04/15/2013	109,397
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	39,982
11,120	[2,3]	Qatar Petroleum, 5.579%, 05/30/2011	11,212
100,000	[2,3]	Statoil ASA, 5.125%, 04/30/2014	110,267
		TOTAL	343,333
		Energy - Oil Field Services – 0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.500%, 3/15/2019	59,865
25,000		Weatherford International Ltd., 6.000%, 03/15/2018	27,438
20,000		Weatherford International Ltd., 7.000%, 03/15/2038	21,973
		TOTAL	109,276
		Energy - Refining – 0.1%
110,000		Premcor Refining Group, Inc., 6.125%, 05/01/2011	110,988
25,000		Valero Energy Corp., 9.375%, 03/15/2019	31,930
		TOTAL	142,918
		Financial Institution - Banking – 0.9%
50,000		Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	54,287
120,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	136,377
100,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	92,750
70,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	80,706
80,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	85,911
60,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	62,532
200,000		First Union Institutional, Bond, 8.040%, 12/1/2026	205,750
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	52,113
320,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	344,466
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 4/01/2018	164,723
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	95,750
110,000	[2,3]	HSBC Finance Corp., Sr. Sub., Series 144A, 6.676%, 01/15/2021	115,710
75,000		Household Finance Corp., Unsecd. Note, 4.750%, 7/15/2013	79,901
90,000		M & T Bank Corp., 5.375%, 05/24/2012	94,398
30,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.050%, 08/15/2012	32,010

Shares or Principal Amount			Value in U.S. Dollars
$100,000		Morgan Stanley Group, Inc., 5.300%, 03/01/2013	106,530
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	110,375
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,612
15,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	16,289
407,213	[2,3]	Regional Diversified Funding, 9.250%, 03/15/2030	296,232
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	21,554
100,000		U.S. Bank, N.A., 6.300%, 02/04/2014	111,606
140,000		Wachovia Corp., 5.750%, 02/01/2018	156,459
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	46,400
		TOTAL	2,595,441
		Financial Institution - Brokerage – 0.3%
220,000		Blackrock, Inc., 6.250%, 09/15/2017	253,405
50,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	54,774
40,000		Eaton Vance Corp., 6.500%, 10/02/2017	45,665
100,000	[2,3]	FMR LLC, 4.750%, 3/01/2013	104,103
30,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	32,918
95,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	112,424
60,000		Lehman Brothers Holdings, Note, 4.800%, 3/13/2014	15,525
30,000		Nuveen Investments, 5.500%, 09/15/2015	26,400
75,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	89,528
		TOTAL	734,742
		Financial Institution - Finance Noncaptive – 0.4%
160,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	199,720
60,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 08/25/2014	65,067
120,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	130,840
120,000		Capital One Capital IV, 6.745%, 02/17/2037	121,200
20,000		Capital One Capital V, 10.250%, 08/15/2039	21,850
510,000		General Electric Capital Corp., 5.625%, 05/01/2018	555,856
30,000		General Electric Capital Corp., Note, Series MTN, 6.750%, 03/15/2032	33,658
30,000	[2,3]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	33,669
		TOTAL	1,161,860
		Financial Institution - Insurance - Health – 0.0%
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	56,453
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	50,891
		TOTAL	107,344
		Financial Institution - Insurance - Life – 0.6%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	118,056
100,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	136,754
90,000		MetLife, Inc., 6.750%, 06/01/2016	104,281
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	13,875
80,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	94,070
300,000	[2,3]	Pacific LifeCorp., Bond, 6.600%, 09/15/2033	310,346
50,000		Prudential Financial, Inc., 5.150%, 01/15/2013	53,181
40,000		Prudential Financial, Inc., 6.625%, 12/01/2037	44,641
10,000		Prudential Financial, Inc., Sr. Note, 7.375%, 06/15/2019	11,910
100,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.750%, 09/17/2015	107,324
750,000	[2]	Union Central Life Ins Co, Note, 8.200%, 11/1/2026	750,230
		TOTAL	1,744,668

Shares or Principal Amount			Value in U.S. Dollars
		Financial Institution - Insurance - P&C – 0.1%
$80,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	87,711
80,000		CNA Financial Corp., 6.500%, 08/15/2016	88,221
15,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	16,846
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	52,399
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	106,358
30,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	36,106
10,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	11,161
		TOTAL	398,802
		Financial Institution - REITs – 0.2%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	50,273
75,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	82,092
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	41,141
40,000		Liberty Property LP, 6.625%, 10/01/2017	45,591
120,000		Prologis, Sr. Note, 5.500%, 04/01/2012	123,091
20,000		Prologis, Sr. Note, 7.625%, 08/15/2014	23,040
40,000		Simon Property Group LP, 6.750%, 05/15/2014	45,475
50,000		Simon Property Group, Inc., 6.350%, 08/28/2012	53,655
		TOTAL	464,358
		Foreign - Local - Government – 0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	62,407
		Municipal Services – 0.1%
140,000	[2,3]	Army Hawaii Family Housing, 5.524%, 6/15/2050	121,650
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	89,677
		TOTAL	211,327
		Technology – 0.2%
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	22,609
40,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	45,531
105,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	117,500
50,000		Harris Corp., 5.950%, 12/01/2017	56,238
60,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	67,221
200,000		IBM Corp., Sr. Note, 5.700%, 09/14/2017	228,469
		TOTAL	537,568
		Transportation - Railroads – 0.1%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	108,401
50,000		Union Pacific Corp., 4.875%, 01/15/2015	54,296
45,000		Union Pacific Corp., Bond, 6.625%, 2/01/2029	52,316
		TOTAL	215,013
		Transportation - Services – 0.1%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	84,938
100,000		Ryder System, Inc., Sr. Unsecd. Note, 3.150%, 03/02/2015	101,826
		TOTAL	186,764
		Utility - Electric – 0.5%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	75,164
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	47,016
50,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	55,746
40,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	45,211
10,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	11,865
60,000	[2,3]	Electricite De France SA, 5.500%, 1/26/2014	66,074
90,000		FirstEnergy Solutions Co, Company Guarantee, 4.800%, 2/15/2015	94,762

Shares or Principal Amount			Value in U.S. Dollars
$50,000		FirstEnergy Solutions Co, Company Guarantee, 6.050%, 8/15/2021	52,393
71,405	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	79,324
120,000		MidAmerican Energy Co., 4.650%, 10/01/2014	130,168
100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	137,422
30,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	33,281
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	59,859
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	47,550
100,000		Union Electric Co., 6.000%, 04/01/2018	109,803
120,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	128,854
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	85,662
		TOTAL	1,260,154
		Utility - Natural Gas Distributor – 0.1%
120,000		Atmos Energy Corp., 5.125%, 01/15/2013	126,243
15,000		Atmos Energy Corp., 8.500%, 03/15/2019	18,866
60,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	68,953
		TOTAL	214,062
		Utility - Natural Gas Pipelines – 0.2%
100,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	108,702
70,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	78,393
110,000		Enterprise Products LLC, Company Guarantee, Series O, 9.750%, 1/31/2014	132,643
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	95,463
		TOTAL	415,201
		TOTAL CORPORATE BONDS (IDENTIFIED COST $15,831,475)	16,796,545
		Governments/Agencies – 0.0%
		Sovereign – 0.0%
75,000		United Mexican States, 6.625%, 03/03/2015	86,400
30,000		United Mexican States, Series MTNA, 6.750%, 09/27/2034	33,467
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $106,420)	119,867
		Mortgage-Backed Securities – 0.3%
7,635		Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	8,642
5,477		Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	6,228
12,957		Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	14,505
13,223		Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	14,814
4,354		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	4,871
17,119		Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	18,845
46,908		Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	50,413
781		Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011	788
892		Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	946
11,634		Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	12,596
14,751		Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	16,561
9,877		Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	11,043
26,471		Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	29,051
50,612		Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	53,681
51,532		Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	54,672
26,295		Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	28,923
51,516		Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	55,399
58,001		Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	62,378
2,712		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	3,211

Shares or Principal Amount			Value in U.S. Dollars
$1,451		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	1,640
11,582		Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	13,097
390		Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	416
18,830		Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	21,300
2,088		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	2,293
268		Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	304
46,845		Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	51,562
19,168		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	21,096
38,255		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	41,164
53,668		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	56,573
1,237		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,396
4,903		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	5,604
11,046		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	12,463
469		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	537
638		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	719
10,392		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	11,834
10,060		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	11,351
1,874		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	2,133
12,178		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	13,881
11,449		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	13,011
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $677,413)	729,941
		MUNICIPAL – 0.0%
		Illinois – 0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	89,633
		U.S. Treasury – 2.0%
2,800,000	[4,5]	United States Treasury Bill, 0.150%, 5/5/2011	2,799,356
1,900,000	[4,5]	United States Treasury Bill, 0.185%, 7/21/2011	1,898,913
800,000	[4]	United States Treasury Bond, 3.500%, 2/15/2039	672,750
100,000	[4]	United States Treasury Note, 3.125%, 8/31/2013	105,568
		TOTAL U.S. TREASURY (IDENTIFIED COST $5,525,767)	5,476,587
		EXCHANGE-TRADED FUNDS – 4.8%
39,617		iShares MSCI Emerging Market Index Fund	1,814,062
139,551		iShares Russell 2000 Index Fund	11,480,861
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $8,593,723)	13,294,923
		MUTUAL FUNDS – 44.8%;6
189,860		Emerging Markets Fixed Income Core Fund	5,178,363
279,187		Federated InterContinental Fund, Institutional Shares	14,341,840
305,837		Federated Mid Cap Growth Strategies Fund, Institutional Shares	11,279,258
1,434,399		Federated Mortgage Core Portfolio	14,372,677
55,351,679	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	55,351,679
310,307		Federated Project and Trade Finance Core Fund	3,090,657
2,951,672		High Yield Bond Portfolio	19,687,653
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $115,288,188)	123,302,127
		TOTAL INVESTMENTS — 99.8% (IDENTIFIED COST $248,319,647)[8]	274,960,851
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[9]	504,904
		TOTAL NET ASSETS — 100%	$275,465,755

At February 28, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
1CAC 40 Index Short Futures	135	$5,548,500	March 2011	$(15,313)
[1]Hang Seng Index Short Futures	16	$18,638,400	March 2011	$(49,389)
1OMX 30 Index Short Futures	221	$24,978,525	March 2011	$22,332
[1]United States Treasury Notes 2-Year Short Futures	30	$6,548,906	June 2011	$(15,065)
[1]United States Treasury Notes 5-Year Short Futures	137	$16,020,438	June 2011	$(130,875)
[1]United States Treasury Notes 10-Year Short Futures	10	$1,190,469	June 2011	$(13,381)
1AEX Index Long Futures	45	$3,322,800	March 2011	$(21,890)
1ASX SPI 200 Index Long Futures	1	$120,650	March 2011	$1,422
1DAX Index Long Futures	13	$2,364,538	March 2011	$43,458
1FTSE 100 Index Long Futures	61	$3,643,835	March 2011	$88,928
1FTSE/MIB Index Long Futures	9	$1,011,510	March 2011	$58,496
1IBEX 35 Index Long Futures	9	$976,455	March 2011	8,662
[1]Russell 2000 Mini Index Long Futures	134	$11,026,860	March 2011	$726,994
1SGX MSCI Singapore Index Long Futures	6	$424,320	March 2011	$(784)
1S&P 500 Index Long Futures	85	$28,179,625	March 2011	$1,740,635
1S&P/TSE 60 Index Long Futures	12	$1,950,240	March 2011	$65,143
[1]Swiss Market Index Long Futures	60	$3,954,000	March 2011	$76,080
[1]Topix Index Long Futures	30	$285,300,000	March 2011	$173,229
[1]United States Treasury Bonds 30-Year Long Futures	89	$10,710,594	June 2011	$239,690
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,998,372

At February 28, 2011, the Fund had the following open swap contract:

Credit Default Swap Counterparty	Goldman Sachs & Co.
Reference Entity	Series 15 Investment Grade Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	1.00%
Expiration Date	12/20/2015
Implied Credit Spread at 2/28/2011[10]	0.99%
Notional Amount	$5,000,000
Market Value	$41,061
Upfront Premiums Paid/(Received)	$39,132
Unrealized Appreciation	$1,929

At February 28, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
5/4/2011	9,785,445 Euro	$13,348,913	$144,113
Contracts Sold:
5/4/2011	9,785,445 Euro	$13,485,615	$(7,410)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$136,703

Net Unrealized Appreciation/Depreciation on Futures Contracts, Swap Contract and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2011, these restricted securities amounted to $4,862,526, which represented 1.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2011, these liquid restricted securities amounted to $4,108,401, which represented 1.5% of total net assets.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at February 28, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	2/4/1998	$11,139	$3,895
Union Central Life Ins Co, Note, 8.200%, 11/1/2026	3/31/1999	$790,785	$750,230
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Discount rate at time of purchase.
6	Affiliated companies.
7	7-Day net yield.
8	At February 28, 2011, the cost of investments for federal tax purposes was $248,314,999. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments, futures contracts and swap contracts was $26,645,852. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,752,140 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,106,288.
9	Assets, other than investments in securities, less liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$104,715,063	$ —	$ —	$104,715,063
International	3,898,540	—	—	3,898,540
Debt Securities:
Assets-Backed Securities	—	3,650,131	—	3,650,131
Collateralized Mortgage Obligations	—	2,887,494	—	2,887,494
Corporate Bonds	—	16,796,545	—	16,796,545
Governments/Agencies	—	119,867	—	119,867
Mortgage-Backed Securities	—	729,941	—	729,941
Municipal	—	89,633	—	89,633
U.S.Treasury	—	5,476,587	—	5,476,587
Exchange-Traded Funds	13,294,923	—	—	13,294,923
Mutual Funds	123,302,127	—	—	123,302,127
TOTAL SECURITIES	$245,210,653	$29,750,198	$ —	$274,960,851
TOTAL FINANCIAL INSTRUMENTS**	$2,998,372	$177,764	$ —	$3,176,136
*	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Other financial instruments include futures contracts, swap contract and foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Asset Allocation Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011